Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Less: revolver issuance costs	$ (103)	$ (151)
Loans payable, current	2,897	10,931
Less: issuance costs on convertible debt	(67)	(81)
Loans payable, non-current	61,083	58,077
Long-term debt	63,980	74,014
Debt, PIK Notes issued in period	3,458	3,309	$ 0
Related Party
Debt Instrument [Line Items]
Loans payable, non-current	0	5,006
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Other Loans Payable, Current	0	82
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Convertible Debt, Noncurrent	61,008	55,239
Embedded derivative	142	2,919
Proceeds from issuance of debt	50,260	50,260
Debt, PIK Notes issued in period	3,458	3,309
Debt, PIK Notes issued to date	6,767
Debt, accrued PIK interest	167	159
Amortization of debt issuance costs and discounts	3,814	1,511
Revolving Credit Facility | Revolver
Debt Instrument [Line Items]
Line of Credit, Current	3,000
Revolving Credit Facility | Revolver | Revolver
Debt Instrument [Line Items]
Line of Credit, Current	$ 3,000	$ 11,000